Right of use assets and related lease liabilities -Summary of payments related to lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense recognized in the unaudited condensed consolidated statements of income or loss	$ 12,096	$ 15,631
Principal repayments on IFRS 16 lease liabilities	28,674	41,668
Net decrease / (increase) in accrued interest expense	39	(153)
Net (decrease) in prepaid interest expense	(45)	(335)
Lease payments	$ 40,764	$ 56,811